                                 United States
                       Securities and Exchange Commission
                             Washington, DC  20549


FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if amendment [ x ];   Amendment Number: 2
This Amendment (Check only one):
[   ]  is a restatement
[ x ]  adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on August 14, 2003.


Institutional Investment Manager Filing this Report:

Name:                    UBS Securities LLC
Address:                 677 Washington Boulevard
                         Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:           Jeffery H. Laska
Title:          Director
Phone:          (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
September 4, 2003
Stamford, Connecticut

Report Type (Check only one):

[ x ]  13F Holdings Report
[   ]  13F Notice
[   ]  13F Combination Report


Report Summary

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total: $ 1,014,072  (thousands)

List of Other Included Managers:  NONE

|----------|--------------|-------------|----------|-------------------------|------------|------------|--------------------------|
|Column 1  |  Column 2    |   Column 3  | Column 4 |        Column 5         | Column 6   |  Column 7  |          Column 8        |
|----------|--------------|-------------|----------|-------------------------|------------|------------|--------------------------|
|Name of   |  Title of    |   CUSIP     |  Value   | Shrs or | SH/PRN | Put/ | Investment |   Other    |      Voting authority    |
|Issuer    |   Class      |             |  x$1000  | prn amt |        | Call | Discretion |  Managers  |   Sole   | Shared | None |
|----------|--------------|-------------|----------|-------------------------|------------|------------|--------------------------|
AT&T CDA
Inc.        Deps Rcpt Cl B  00207Q202    $  63,747   2,005,242   SH              SOLE                     2,005,242

AT&T Corp.  Com             001957109    $ 166,046  15,518,291   SH              SOLE                    15,518,291

Baxter Intl
Inc.        Com             071813109    $ 473,159  10,644,749   SH              SOLE                    10,644,749

Dreyers
Grand Ice
Cream Inc.  Com             261878102    $  22,175     323,247   SH              SOLE                       323,247

TRW Inc.    Com             872649108    $ 272,653   4,785,065   SH              SOLE                     4,785,065

Unilab
Corp New    Com New         904763208    $  16,292     594,819   SH              SOLE                       594,819
